Investments in associates and joint venture - Joint venture under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investments in associates [Line Items]
Current assets	$ 577,762	$ 620,380
Non-current assets	3,956,037	3,882,847
Current liabilities	441,605	379,597
Non-current liabilities	922,983	960,689
Equity	3,169,211	3,162,941	$ 2,538,531	$ 2,799,857
Profit (loss) from continuing operations	39,530	124,388	124,800
Group interests	152,225	176,270	240,450
Joint ventures [member]
Disclosure of Investments in associates [Line Items]
Current assets	17,375	14,760
Non-current assets	67,589	87,692
Current liabilities	12,896	17,608
Non-current liabilities	50,572	53,768
Equity	21,496	31,076
Group's share in results	1,628	2,486
Revenue	98,270	27,538	22,937
Profit (loss) from continuing operations	(148)	(137)	450
Group interests	$ (79)	$ (11)	$ 36